Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Opening balance	$ 2,977	$ 3,041
Impairment of goodwill	(3,070)	0	$ 0
Exchange difference	93	(64)
Closing balance	$ 0	$ 2,977	$ 3,041